1

Wilmington International Fund

PORTFOLIO OF INVESTMENTS

January 31, 2021 (unaudited)

Description	Number of Shares	Value

COMMON STOCKS – 91.0%

AUSTRALIA – 3.9%

Australia & New Zealand Banking Group Ltd.	145,412	$2,617,994

BHP Group Ltd.	136,241	4,543,500

BHP Group PLC	83,952	2,300,733

Brambles Ltd.	225,545	1,814,765

Cochlear Ltd.	13,569	2,040,225

CSL Ltd.	18,567	3,849,340

Glencore PLC*	445,600	1,487,470

Incitec Pivot Ltd.*	1,156,938	2,318,366

Rio Tinto Ltd.	42,218	3,533,602

Rio Tinto PLC	20,146	1,528,419

TOTAL AUSTRALIA		$26,034,414

BELGIUM – 0.8%

Ageas SA	11,790	603,613

Bpost SA*	12,003	142,006

Proximus SADP	7,920	166,900

UCB SA	15,270	1,581,243

Xior Student Housing NV	43,465	2,654,507

TOTAL BELGIUM		$5,148,269

BULGARIA – 0.0%**

Petrol AD*,(1)	2,384	—

CHINA – 9.9%

Alibaba Group Holding Ltd.*	78,528	2,492,049

Alibaba Group Holding Ltd., ADR*	33,377	8,472,084

Baozun, Inc., Class A*	173,300	2,302,706

Budweiser Brewing Co. APAC Ltd.	695,200	2,324,326

China Pacific Insurance Group Co. Ltd., Class H	896,200	3,691,238

China Petroleum & Chemical Corp., Class H	4,804,000	2,275,089

China Resources Land Ltd.	388,000	1,535,372

China Resources Medical Holdings Co. Ltd.	21,000	20,654

CNOOC Ltd.	1,372,000	1,342,273

Haitian International Holdings Ltd.	812,000	2,927,579

Hollysys Automation Technologies Ltd.	91,280	1,270,618

Huazhu Group Ltd., ADR	54,264	2,631,804

JD.com, Inc., Class A*	91,884	4,074,674

Kuaishou Technology*	16,800	249,186

NetEase, Inc., ADR	14,905	1,713,926

New Oriental Education & Technology Group, Inc., ADR*	30,678	5,138,565

Ping An Insurance Group Co. of China Ltd., Class H	243,500	2,867,891

Prosus NV*	12,500	1,460,386

Shenzhou International Group Holdings Ltd.	115,600	2,254,375

Tencent Holdings Ltd.	176,900	15,762,375

Yum China Holdings, Inc.	30,248	1,715,364

Yum China Holdings, Inc.	11,500	652,760

TOTAL CHINA		$67,175,294

Description	Number of Shares	Value

DENMARK – 3.0%

Ambu A/S, Class B	73,873	$3,478,854

Carlsberg AS, Class B	1,870	273,192

Chr Hansen Holding A/S*	6,762	611,751

Coloplast A/S, Class B	14,547	2,171,401

Danske Bank A/S*	85,500	1,455,542

DSV Panalpina A/S	27,886	4,350,922

Genmab A/S*	3,600	1,433,321

Netcompany Group A/S*	15,310	1,428,255

Novo Nordisk A/S, Class B	73,543	5,123,611

TOTAL DENMARK		$20,326,849

FINLAND – 0.8%

Elisa OYJ	3,840	228,621

Fortum OYJ	4,090	98,929

Kesko OYJ, Class B	18,336	476,124

Kojamo OYJ	55,207	1,176,507

Neles OYJ	1,800	23,168

Neste OYJ#	2,130	150,038

Nokian Renkaat OYJ	3,410	124,858

Nordea Bank Abp*	33,330	270,130

Sampo OYJ, Class A	10,590	445,221

TietoEVRY OYJ	6,310	207,335

UPM-Kymmene OYJ	44,128	1,576,783

Valmet OYJ	8,854	283,442

TOTAL FINLAND		$5,061,156

FRANCE – 6.9%

Alstom SA*	27,300	1,480,196

Amundi SA*	1,410	104,934

AXA SA	40,458	896,322

BNP Paribas SA*	17,874	857,160

Bouygues SA	10,604	416,014

CNP Assurances*	9,706	147,105

Credit Agricole SA*	22,113	250,277

Dassault Systemes SA	11,046	2,205,042

Edenred	58,816	3,185,702

Engie SA*	23,906	371,004

Esker SA	4,495	1,197,161

EssilorLuxottica SA	550	77,802

Eurazeo SE*	34,209	2,395,825

Eutelsat Communications SA	18,270	217,576

Faurecia SE*	27,264	1,426,760

ID Logistics Group*	6,522	1,776,855

Legrand SA	14,392	1,322,437

L’Oreal SA	7,126	2,506,929

LVMH Moet Hennessy Louis Vuitton SE	9,944	6,012,098

Neoen SA*	40,091	2,826,719

Orange SA	42,180	495,043

Publicis Groupe SA	3,870	200,290

Sanofi	29,495	2,773,955

Sartorius Stedim Biotech	6,105	2,554,234

Schneider Electric SE	18,660	2,731,093

January 31, 2021 (unaudited)

2	PORTFOLIO OF INVESTMENTS

Wilmington International Fund (continued)

Description	Number of Shares	Value

SCOR SE*	29,947	$910,646

SEB SA	5,005	951,140

Societe BIC SA	1,980	113,007

Societe Generale SA*	10,943	204,010

Teleperformance	4,300	1,406,453

TOTAL SE	35,483	1,495,553

Vinci SA	813	75,388

Virbac SA*	5,955	1,550,011

Vivendi SA	46,800	1,438,094

TOTAL FRANCE		$46,572,835

GERMANY – 6.9%

adidas AG*	9,386	2,976,103

alstria office REIT AG*	119,381	2,053,856

Aroundtown SA	57,710	400,639

BASF SE	8,390	648,432

Bayer AG	5,190	314,114

Bayerische Motoren Werke AG	7,088	600,133

Covestro AG	2,449	166,365

Daimler AG	32,115	2,255,569

Deutsche Post AG	12,980	641,148

Deutsche Telekom AG	37,046	658,773

Deutsche Wohnen SE	28,900	1,430,161

E.ON SE	33,790	357,449

Evotec SE*	48,613	1,910,957

Fielmann AG*	19,496	1,691,589

Freenet AG	8,732	182,323

Fresenius Medical Care AG & Co. KGaA	17,700	1,431,911

Fresenius SE & Co. KGaA	30,110	1,340,881

Hannover Rueck SE	1,590	246,391

Hypoport SE*	3,302	2,245,983

Infineon Technologies AG	136,453	5,466,799

LEG Immobilien AG	3,070	440,090

Merck KGaA	8,700	1,450,020

MTU Aero Engines AG	7,023	1,629,573

Muenchener Rueckversicherungs AG	1,380	365,918

Nemetschek SE	37,336	2,628,534

New Work SE	6,445	1,784,458

Nexus AG	8,362	538,693

Rheinmetall AG	2,540	268,202

SAP SE	29,659	3,763,373

Siemens AG	8,030	1,244,170

Vonovia SE	28,980	1,934,996

Zalando SE*	33,042	3,788,630

TOTAL GERMANY		$46,856,233

HONG KONG – 4.3%

AIA Group Ltd.	596,800	7,195,471

ASM Pacific Technology Ltd.	150,400	2,184,016

Hong Kong Exchanges & Clearing Ltd.	47,800	3,055,960

Hutchison China MediTech Ltd., ADR*	92,956	2,966,226

Jardine Matheson Holdings Ltd.	46,400	2,674,367

Johnson Electric Holdings Ltd.	822,436	2,429,067

Swire Properties Ltd.	901,800	2,613,980

Techtronic Industries Co. Ltd.	406,000	6,064,982

TOTAL HONG KONG		$29,184,069

Description	Number of Shares	Value

INDIA – 1.1%

HDFC Bank Ltd., ADR*	102,976	$7,424,570

IRELAND – 0.9%

CRH PLC	7,790	319,661

Flutter Entertainment PLC*	7,700	1,432,124

Kerry Group PLC, Class A	11,472	1,556,832

Kingspan Group PLC*	30,481	2,069,219

UDG Healthcare PLC	87,377	974,253

TOTAL IRELAND		$6,352,089

ITALY – 1.2%

A2A SpA	92,190	149,494

Assicurazioni Generali SpA	19,167	327,120

ASTM SpA*	1,290	28,702

Enel SpA	145,289	1,440,975

Eni SpA	20,205	204,086

FinecoBank Banca Fineco SpA*	172,710	2,685,605

Intesa Sanpaolo SpA*	287,248	626,231

Iren SpA	32,640	80,445

Mediobanca Banca di Credito Finanziario SpA*	38,390	341,643

Salvatore Ferragamo SpA*,#	95,534	1,858,197

Societa Cattolica di Assicurazioni SC*,#	10,240	47,823

UnipolSai Assicurazioni SpA	86,390	218,832

TOTAL ITALY		$8,009,153

JAPAN – 17.9%

ABC-Mart, Inc.#	21,800	1,239,982

AEON Financial Service Co. Ltd.	46,600	559,630

AGC, Inc.	20,500	712,143

Air Water, Inc.#	80,400	1,299,849

Amada Co. Ltd.	134,800	1,517,695

Amano Corp.	30,000	697,639

Anritsu Corp.#	53,800	1,325,561

Ariake Japan Co. Ltd.	10,200	661,351

Aruhi Corp.	115,300	1,899,824

Asahi Group Holdings Ltd.	40,700	1,643,153

Asahi Kasei Corp.	80,100	890,697

Astellas Pharma, Inc.	47,100	764,529

Central Japan Railway Co.	5,200	744,599

Chubu Electric Power Co., Inc.	113,900	1,395,017

cocokara fine, Inc.	10,000	651,258

COMSYS Holdings Corp.	37,800	1,119,559

Dai-ichi Life Holdings, Inc.	51,100	778,600

Daikin Industries Ltd.	7,200	1,520,154

Daiseki Co. Ltd.	59,600	1,888,106

Denso Corp.	19,800	1,100,586

DKK Co. Ltd.	22,900	591,833

Doutor Nichires Holdings Co. Ltd.	20,800	309,236

East Japan Railway Co.	11,100	732,180

ENEOS Holdings, Inc.	137,600	557,658

Fast Retailing Co. Ltd.	900	773,570

FCC Co. Ltd.	40,600	651,415

Fuji Electric Co. Ltd.	28,200	1,123,654

FUJIFILM Holdings Corp.	12,100	693,112

Fujitsu Ltd.	8,300	1,266,579

Furukawa Electric Co. Ltd.	18,500	498,836

January 31, 2021 (unaudited)

PORTFOLIO OF INVESTMENTS	3

Wilmington International Fund (continued)

Description	Number of Shares	Value

Fuso Chemical Co. Ltd.	18,400	$652,130

Hino Motors Ltd.	67,000	577,485

Hitachi Ltd.	56,500	2,327,535

Honda Motor Co. Ltd.	74,500	1,967,300

Horiba Ltd.	10,700	700,505

IHI Corp.	41,700	730,261

Isetan Mitsukoshi Holdings Ltd.	65,600	403,322

ITOCHU Corp.	66,200	1,895,901

Iwatani Corp.	8,400	518,117

J Front Retailing Co. Ltd.	44,900	371,982

Japan Airlines Co. Ltd.*	10,100	180,283

Japan Aviation Electronics Industry Ltd.	12,500	194,010

JGC Holdings Corp.	34,300	388,615

JSP Corp.	29,100	470,750

Kamigumi Co. Ltd.	29,100	513,354

Kaneka Corp.	53,800	1,932,122

KDDI Corp.	28,100	825,936

KH Neochem Co. Ltd.	23,800	536,725

Kintetsu World Express, Inc.	46,600	1,142,419

Komatsu Ltd.	22,100	605,529

Kumagai Gumi Co. Ltd.	14,500	358,747

Kureha Corp.	8,400	520,300

Mabuchi Motor Co. Ltd.	17,300	713,398

Mirait Holdings Corp.	56,600	902,147

Mitsubishi Chemical Holdings Corp.	106,600	729,136

Mitsubishi Corp.	47,500	1,203,276

Mitsubishi Electric Corp.	98,700	1,505,650

Mitsubishi UFJ Financial Group, Inc.	351,700	1,588,200

Mitsui & Co. Ltd.	34,200	634,567

Mitsui Fudosan Co. Ltd.	56,300	1,142,757

Mitsui Mining & Smelting Co. Ltd.	20,400	710,451

Mitsui OSK Lines Ltd.	58,700	1,593,613

Murata Manufacturing Co. Ltd.	19,400	1,863,332

NEC Networks & System Integration Corp.	67,300	1,191,681

Nexon Co. Ltd.	25,100	761,619

NGK Insulators Ltd.	63,800	1,117,294

Nihon Kohden Corp.	14,200	423,133

Nintendo Co. Ltd.	4,400	2,532,796

Nippon Steel Corp.*	65,400	755,475

Nippon Telegraph & Telephone Corp.	67,200	1,679,584

Nitori Holdings Co. Ltd.	4,200	833,545

NSK Ltd.	41,000	371,736

NTT Data Corp.	105,500	1,515,100

Olympus Corp.	87,500	1,582,068

Organo Corp.	4,600	305,661

ORIX Corp.	41,900	672,323

Osaka Gas Co. Ltd.	14,600	269,993

Otsuka Corp.	31,200	1,570,950

Pacific Industrial Co. Ltd.	58,300	611,431

Pan Pacific International Holdings Corp.	43,400	974,583

Panasonic Corp.	61,800	802,303

Recruit Holdings Co. Ltd.	30,900	1,344,070

Relia, Inc.	48,000	658,651

Resona Holdings, Inc.	68,400	237,442

Rohm Co. Ltd.	10,000	1,014,629

Saizeriya Co. Ltd.	18,700	381,657

San-A Co. Ltd.	24,200	938,861

Description	Number of Shares	Value

Santen Pharmaceutical Co. Ltd.	102,800	$1,700,192

SBI Holdings, Inc.	28,900	721,466

SCREEN Holdings Co. Ltd.	24,900	1,920,498

Seino Holdings Co. Ltd.	57,300	742,308

Seria Co. Ltd.	22,500	783,473

Seven & i Holdings Co. Ltd.	28,500	1,088,359

Shionogi & Co. Ltd.	8,000	434,320

SMC Corp.	1,000	605,163

SoftBank Group Corp.	36,100	2,796,775

Sompo Holdings, Inc.	19,100	762,707

Sony Corp.	36,500	3,493,512

SUMCO Corp.	20,300	428,087

Sumitomo Electric Industries Ltd.	79,200	1,057,203

Sumitomo Metal Mining Co. Ltd.	50,600	2,193,917

Sumitomo Mitsui Financial Group, Inc.	39,400	1,224,092

Sumitomo Rubber Industries Ltd.	49,000	450,947

Suzuki Motor Corp.	12,800	577,640

T&D Holdings, Inc.	21,400	249,392

Tatsuta Electric Wire & Cable Co. Ltd.	55,900	365,952

TDK Corp.	14,700	2,376,872

Terumo Corp.	17,600	684,036

THK Co. Ltd.	40,200	1,277,388

Toagosei Co. Ltd.	35,800	379,383

Tokio Marine Holdings, Inc.	18,600	913,648

Tokyu Fudosan Holdings Corp.	76,500	432,276

Tomy Co. Ltd.	36,100	310,567

Topcon Corp.	167,700	2,026,626

Torii Pharmaceutical Co. Ltd.	31,600	974,968

Toyo Tanso Co. Ltd.	33,200	611,695

Toyota Motor Corp.	58,000	4,067,879

Trend Micro, Inc.*	22,500	1,238,288

Tsumura & Co.	42,600	1,386,160

Z Holdings Corp.	70,800	439,833

TOTAL JAPAN		$121,270,067

LUXEMBOURG – 0.0%**

APERAM SA	3,820	165,345

MACAO – 0.4%

Galaxy Entertainment Group Ltd.	227,000	1,712,663

Sands China Ltd.	212,000	841,925

TOTAL MACAO		$2,554,588

NETHERLANDS – 3.1%

ABN AMRO Bank NV*	5,512	57,568

Aegon NV	68,526	284,127

ASML Holding NV	14,435	7,706,183

ASR Nederland NV	6,517	252,626

BE Semiconductor Industries NV	1,570	107,943

IMCD NV	18,569	2,304,491

ING Groep NV*	34,367	305,570

Just Eat Takeaway.com NV*	13,400	1,536,791

Koninklijke Ahold Delhaize NV	59,760	1,715,384

Koninklijke Philips NV*	25,551	1,392,764

NN Group NV	7,929	330,255

Royal Dutch Shell PLC, Class A	69,420	1,284,568

Royal Dutch Shell PLC, Class B	24,302	423,547

Stellantis NV*	44,170	670,782

January 31, 2021 (unaudited)

4	PORTFOLIO OF INVESTMENTS

Wilmington International Fund (continued)

Description	Number of Shares	Value

Stellantis NV	96,400	$1,465,837

Wolters Kluwer NV	17,200	1,429,153

TOTAL NETHERLANDS		$21,267,589

NORWAY – 0.9%

Equinor ASA	21,690	388,711

Kahoot! AS*	63,635	804,855

Orkla ASA	28,910	281,025

Telenor ASA	99,380	1,639,413

TOMRA Systems ASA	69,188	3,166,495

TOTAL NORWAY		$6,280,499

PHILIPPINES – 0.2%

Ayala Land, Inc.	1,838,600	1,436,115

RUSSIAN FEDERATION – 0.0%**

Evraz PLC	30,440	208,131

SINGAPORE – 0.5%

Oversea-Chinese Banking Corp. Ltd.	441,761	3,423,760

SOUTH AFRICA – 0.1%

Anglo American PLC	21,860	719,051

Investec PLC	33,220	85,984

TOTAL SOUTH AFRICA		$805,035

SOUTH KOREA – 3.4%

NAVER Corp.	9,164	2,796,223

Samsung Electronics Co. Ltd.	206,952	15,129,645

SK Hynix, Inc.	17,721	1,934,788

SK Materials Co. Ltd.	12,216	3,358,002

TOTAL SOUTH KOREA		$23,218,658

SPAIN – 1.0%

ACS Actividades de Construccion y Servicios SA#	15,850	493,950

Banco Bilbao Vizcaya Argentaria SA	53,193	242,705

Banco Santander SA*,#	260,914	761,583

Bankinter SA	316,086	1,774,167

Enagas SA	6,520	143,639

Iberdrola SA	90,474	1,224,945

Iberdrola SA*	1,717	23,303

Industria de Diseno Textil SA	28,693	850,983

Mediaset Espana Comunicacion SA*	32,540	167,271

Naturgy Energy Group SA	8,240	212,880

Telefonica SA	175,462	757,100

TOTAL SPAIN		$6,652,526

SWEDEN – 4.9%

AddLife AB, Class B	52,314	913,478

Annehem Fastigheter AB, Class B*	6,045	21,630

Assa Abloy AB, Class B	97,453	2,410,186

Atlas Copco AB, Class A	49,351	2,677,457

Avanza Bank Holding AB	86,482	2,356,526

Beijer Alma AB, Class B	89,087	1,438,150

Boliden AB	11,850	388,287

BoneSupport Holding AB*	138,317	1,188,399

Epiroc AB, Class A	88,600	1,697,478

Fabege AB	108,045	1,610,041

Hexagon AB, Class B	33,667	2,933,950

Description	Number of Shares	Value

Hexpol AB	62,658	$684,787

Investor AB, Class A	1,940	142,098

JM AB	49,657	1,733,148

Paradox Interactive AB	45,064	1,254,089

Peab AB, Class B*	22,759	253,508

Sinch AB*	8,280	1,215,699

Skandinaviska Enskilda Banken AB, Class A*	43,411	472,290

SKF AB, Class B	6,800	186,113

Sweco AB, Class B	175,365	2,921,797

Swedbank AB, Class A*	97,940	1,842,816

Swedish Match AB	2,290	176,588

Tele2 AB, Class B	27,360	377,591

Telefonaktiebolaget LM Ericsson, Class B	120,900	1,522,306

Trelleborg AB, Class B*	41,057	928,598

Volvo AB, Class B*	75,770	1,866,870

TOTAL SWEDEN		$33,213,880

SWITZERLAND – 6.8%

ABB Ltd.	32,780	966,892

Alcon, Inc.*	19,300	1,385,110

BKW AG	8,022	916,325

Cembra Money Bank AG	10,870	1,180,995

Chocoladefabriken Lindt & Spruengli AG	137	1,186,989

Cie Financiere Richemont SA	15,600	1,448,992

Comet Holding AG	9,031	2,062,916

Emmi AG	1,777	1,847,551

EMS-Chemie Holding AG	80	75,456

Geberit AG	300	183,620

Huber + Suhner AG	11,052	910,352

Kuehne + Nagel International AG	830	188,871

LafargeHolcim Ltd.*	30,700	1,660,125

Landis+Gyr Group AG*	1,070	78,830

Logitech International SA	16,050	1,666,930

Lonza Group AG	2,589	1,653,593

Nestle SA	1,610	180,476

Novartis AG	40,173	3,637,472

Partners Group Holding AG	4,066	4,801,099

Roche Holding AG	4,000	1,380,448

Siegfried Holding AG*	2,507	1,813,343

Siemens Energy AG*	37,900	1,400,541

Sika AG	14,966	4,072,426

Straumann Holding AG	1,961	2,173,629

Swiss Life Holding AG*	1,320	601,861

Swiss Prime Site AG	910	88,445

Swisscom AG	2,500	1,360,697

Temenos AG	6,914	873,045

UBS Group AG	130,920	1,887,060

VAT Group AG	3,586	995,615

Zur Rose Group AG*,#	4,822	2,211,250

Zurich Insurance Group AG	2,567	1,026,407

TOTAL SWITZERLAND		$45,917,361

TAIWAN – 4.4%

Hon Hai Precision Industry Co. Ltd.	420,000	1,670,386

MediaTek, Inc.	130,000	4,060,377

January 31, 2021 (unaudited)

PORTFOLIO OF INVESTMENTS	5

Wilmington International Fund (continued)

Description	Number of Shares	Value

Merida Industry Co. Ltd.	277,000	$2,617,050

Taiwan Semiconductor Manufacturing Co. Ltd.	1,021,000	21,577,195

TOTAL TAIWAN		$29,925,008

THAILAND – 0.4%

Kasikornbank PCL	602,400	2,543,407

UNITED KINGDOM – 5.5%

3i Group PLC	111,710	1,692,800

Admiral Group PLC	10,820	426,425

Ashtead Group PLC	29,000	1,455,420

Aviva PLC	47,893	219,067

Barratt Developments PLC*	34,087	296,861

Berkeley Group Holdings PLC	4,117	235,448

BP PLC	165,777	616,020

British American Tobacco PLC	28,180	1,024,001

BT Group PLC*	152,745	261,908

Ceres Power Holdings PLC*	31,203	564,240

Clipper Logistics PLC	164,748	1,209,727

Croda International PLC	37,200	3,196,174

CVS Group PLC*	54,954	1,149,873

DCC PLC	26,129	1,965,675

Dechra Pharmaceuticals PLC	28,135	1,386,918

Future PLC	52,295	1,238,900

GB Group PLC	91,341	1,067,257

GlaxoSmithKline PLC	69,540	1,291,448

Hargreaves Lansdown PLC	8,960	208,753

HSBC Holdings PLC*	214,660	1,123,232

IG Group Holdings PLC	11,060	113,344

Imperial Brands PLC	17,760	356,472

Kingfisher PLC*	88,600	336,343

Legal & General Group PLC	117,993	392,429

Lloyds Banking Group PLC*	1,098,749	493,044

National Grid PLC	137,602	1,598,343

Ninety One PLC	16,720	53,365

Pennon Group PLC	3,910	49,929

Persimmon PLC	16,761	583,424

Reckitt Benckiser Group PLC	3,680	311,985

Rightmove PLC*,#	15,420	126,225

Softcat PLC	4,090	84,218

Spirax-Sarco Engineering PLC	4,994	755,045

Spirent Communications PLC	30,180	98,223

SSE PLC	12,823	259,754

St. James’s Place PLC#	75,919	1,215,007

Synthomer PLC	12,060	70,878

Tate & Lyle PLC	13,960	131,484

Tesco PLC	564,230	1,846,386

Trainline PLC*	326,259	1,816,878

Travis Perkins PLC*	89,025	1,638,270

Unilever PLC	45,101	2,621,678

Vodafone Group PLC	1,056,510	1,804,253

WPP PLC	15,600	163,014

TOTAL UNITED KINGDOM		$37,550,138

UNITED STATES – 1.8%

Ferguson PLC	16,600	1,927,406

James Hardie Industries PLC*	191,815	5,361,389

Description	Number of Shares	Value

ResMed, Inc.	140,341	$2,905,620

Samsonite International SA*	1,351,486	1,943,327

TOTAL UNITED STATES		$12,137,742

TOTAL COMMON STOCKS (Cost $446,182,872)		$616,714,780

INVESTMENT COMPANIES – 3.1%

iShares Core MSCI Emerging Markets ETF	113,500	7,244,705

iShares Latin America 40 ETF#	137,100	3,723,636

iShares MSCI Canada ETF	316,500	9,684,900

TOTAL INVESTMENT COMPANIES (Cost $19,982,403)		$20,653,241

PREFERRED STOCKS – 0.4%

GERMANY – 0.4%

Henkel AG & Co. KGaA, 1.85%	3,790	392,537

Volkswagen AG, 4.86%	12,502	2,363,512

TOTAL PREFERRED STOCKS (Cost $2,660,043)		$2,756,049

RIGHTS – 0.0%**

SPAIN – 0.0%**

ACS Actividades de Construccion y Servicios SA, Expire 02/25/21*,#	21,040	10,366

TOTAL RIGHTS (Cost $11,572)		$10,366

WARRANTS – 1.2%

CHINA – 1.2%

Midea Group Co. Ltd., Expire 05/27/21*	353,453	5,269,807

Zhejiang Sanhua Intelligent Controls Co. Ltd., Expire 10/29/21*	745,704	2,651,127

TOTAL CHINA		$7,920,934

SWITZERLAND – 0.0%**

Cie Financiere Richemont SA, Expire 11/22/23*	34,200	$11,135

TOTAL WARRANTS (Cost $5,864,551)		$7,932,069

MONEY MARKET FUND – 3.1%

Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%^	20,766,727	20,766,727

TOTAL MONEY MARKET FUND (Cost $20,766,727)		$20,766,727

	Par Value

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 1.5%

REPURCHASE AGREEMENTS – 1.5%

Bank of Montreal, 0.06%, dated 1/29/21,due 2/01/21, repurchase price $521,906 collateralized by U.S. Government Agency Securities, 1.50% to 4.50%, maturing 1/01/36 to 1/01/51; total market value of $532,341.	$521,903	521,903

January 31, 2021 (unaudited)

6         PORTFOLIO OF INVESTMENTS

          Wilmington International Fund (continued)

Description	Par Value	Value

Citigroup Global Markets Ltd., 0.06%, dated 1/29/21, due 2/01/21, repurchase price $1,983,302 collateralized by U.S. Government Agency & Treasury Securities, 0.38% to 8.50%, maturing 2/01/23 to 1/01/59; total market value of $2,022,958.	$1,983,292	$1,983,292

Daiwa Capital Markets America, 0.07%,dated 1/29/21, due 2/01/21, repurchase price $1,983,304 collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 7.00%, maturing 3/11/21 to 2/01/51; total market value of $2,022,958.	1,983,292	1,983,292

Deutsche Bank Securities, Inc., 0.06%,dated 1/29/21, due 2/01/21, repurchase price $1,983,302 collateralized by U.S. Government Agency Securities, 2.00% to 8.50%, maturing 2/01/23 to 4/01/51; total market value of $2,022,959.	1,983,292	1,983,292

HSBC Securities USA, Inc., 0.05%, dated 1/29/21, due 2/01/21, repurchase price $1,983,300 collateralized by U.S. Government Agency Securities, 2.50% to 5.00%, maturing 10/20/40 to 10/20/50; total market value of $2,022,958.	1,983,292	1,983,292

RBC Dominion Securities, Inc., 0.06%, dated 1/29/21, due 2/01/21, repurchase price $1,983,302 collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 7.63%, maturing 2/18/21 to 1/20/51; total market value of $2,022,958.	1,983,292	1,983,292

TOTAL REPURCHASE AGREEMENTS (Cost $10,438,363)		$10,438,363

TOTAL INVESTMENTS – 100.3% (Cost $505,906,531)		$679,271,595

COLLATERAL FOR SECURITIES ON LOAN – (1.5%)		(10,438,363)

OTHER ASSETS LESS LIABILITIES – 1.3%		8,611,209

TOTAL NET ASSETS – 100.0%		$677,444,441

The Fund follows the authoritative guidance (U.S. generally accepted accounting principles) for fair value measurements. The guidance establishes a framework for measuring fair value and a hierarchy for inputs and techniques used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs and techniques by requiring that the most observable inputs be used when available. The guidance establishes three tiers of inputs that may be used to measure fair value. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2021 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets

Investments in Securities

Common Stocks

Australia	$—	$26,034,414	$—	$26,034,414

Belgium	—	5,148,269	—	5,148,269

Bulgaria	—	—	—(a)	—

China	20,942,361	46,232,933	—	67,175,294

Denmark	—	20,326,849	—	20,326,849

January 31, 2021 (unaudited)

PORTFOLIO OF INVESTMENTS        7

Wilmington International Fund (continued)

	Level 1	Level 2	Level 3	Total

Finland	$—	$5,061,156	$—	$5,061,156

France	—	46,572,835	—	46,572,835

Germany	—	46,856,233	—	46,856,233

Hong Kong	2,966,226	26,217,843	—	29,184,069

India	7,424,570	—	—	7,424,570

Ireland	—	6,352,089	—	6,352,089

Italy	—	8,009,153	—	8,009,153

Japan	—	121,270,067	—	121,270,067

Luxembourg	—	165,345	—	165,345

Macao	—	2,554,588	—	2,554,588

Netherlands	2,136,619	19,130,970	—	21,267,589

Norway	—	6,280,499	—	6,280,499

Philippines	—	1,436,115	—	1,436,115

Russian Federation	—	208,131	—	208,131

Singapore	—	3,423,760	—	3,423,760

South Africa	—	805,035	—	805,035

South Korea	—	23,218,658	—	23,218,658

Spain	—	6,652,526	—	6,652,526

Sweden	21,630	33,192,250	—	33,213,880

Switzerland	—	45,917,361	—	45,917,361

Taiwan	—	29,925,008	—	29,925,008

Thailand	—	2,543,407	—	2,543,407

United Kingdom	2,621,678	34,928,460	—	37,550,138

United States	—	12,137,742	—	12,137,742

Investment Companies	20,653,241	—	—	20,653,241

Preferred Stocks

Germany	—	2,756,049	—	2,756,049

Rights

Spain	10,366	—	—	10,366

Warrants

China	—	7,920,934	—	7,920,934

Switzerland	11,135	—	—	11,135

Money Market Fund	20,766,727	—	—	20,766,727

Repurchase Agreements	—	10,438,363	—	10,438,363

Total Investments in Securities	$77,554,553	$601,717,042	$—	$679,271,595

Liabilities

Other Financial Instruments!

Financial Futures Contracts	$(155,238)	$—	$—	$(155,238)

Total Liabilities - Other Financial Instruments	$(155,238)	$—	$—	$(155,238)

(a)	Includes internally fair valued securities currently priced at zero ($0).

!

Other financial instruments are derivative instruments, such as forward foreign currency contracts and financial future contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The inputs or techniques used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Additional information on the Fund’s valuation policy is included in the most recent shareholder report.

*	Non-income producing security.

**	Represents less than 0.05%.

#	Security, or a portion thereof, is on loan.

^	7-Day net yield.

(1)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Valuation Hierarchy table located at the end of the Portfolio of Investments.

January 31, 2021 (unaudited)

8           PORTFOLIO OF INVESTMENTS

             Wilmington International Fund (concluded)

    The following acronyms are used throughout this Fund:

ADR	American Depositary Receipt

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

OYJ	Public Limited Company

PCL	Public Company Limited

PLC	Public Limited Company

REIT	Real Estate Investment Trust

SpA	Societa per Azioni

            At January 31, 2021, the International Fund had open financial futures contracts as follows:

Underlying Contracts to Buy/Sell	Expiration Date	Number of Contracts	Notional Amount	Notional Value	Unrealized Appreciation	Unrealized (Depreciation)

LONG POSITIONS:

MSCI India NTR Index	March 2021	154	$12,188,459	$12,033,221	$—	$(155,238)

UNREALIZED APPRECIATION (DEPRECIATION) ON FINANCIAL FUTURES CONTRACTS					$—	$(155,238)

For additional information about significant accounting policies, refer to Fund’s most recent semi-annual or annual report.

January 31, 2021 (unaudited)